Post-Employment Benefits - Summary of Expected Future Benefit Payments (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2020 CAD ($)
Disclosure of defined benefit plans [line items]
2020	$ 391
2021	396
2022	384
2023	391
2024	398
2025-2029	2,116
Total	4,076
Pension plan [member]
Disclosure of defined benefit plans [line items]
2020	363
2021	367
2022	354
2023	360
2024	367
2025-2029	1,953
Total	3,764
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
2020	28
2021	29
2022	30
2023	31
2024	31
2025-2029	163
Total	$ 312